Fair Value Measurements (Details 2) (Non Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying amount for impaired loans and adjustments made to fair value
Impaired loans	$ 95,426	$ 123,806
Level 1 [Member]
Carrying amount for impaired loans and adjustments made to fair value
Impaired loans
Level 2 [Member]
Carrying amount for impaired loans and adjustments made to fair value
Impaired loans	81,202	107,659
Level 3 [Member]
Carrying amount for impaired loans and adjustments made to fair value
Impaired loans	$ 14,224	$ 16,147